GENERAL INFORMATION	12 Months Ended
Dec. 31, 2018
GENERAL INFORMATION
GENERAL INFORMATION
General information
VEON Ltd. (“VEON”, the “Company”, and together with its consolidated subsidiaries, the “Group” or “we”) was incorporated in Bermuda on June 5, 2009. The registered office of VEON is Victoria Place, 31 Victoria Street, Hamilton HM 10, Bermuda. VEON’s headquarters and the principal place of business are located at Claude Debussylaan 88, 1082 MD Amsterdam, the Netherlands.
VEON’s ADSs are listed on the NASDAQ Global Select Market and VEON’s common shares are listed on Euronext Amsterdam, the regulated market of Euronext Amsterdam N.V. (“Euronext Amsterdam”).
VEON earns revenues by providing voice and data telecommunication services through a range of mobile and fixed-line technologies. As of December 31, 2018, the Company operated telecommunications services in Russia, Pakistan, Algeria, Bangladesh, Ukraine, Uzbekistan, Kazakhstan, Armenia, Georgia and Kyrgyzstan. During 2018, VEON sold its operations in Tajikistan and Laos (see Note 15), as well as its 50% share in the Italy Joint Venture (see Note 10).
The consolidated financial statements were authorized by the Board of Directors for issuance on March 14, 2019. The Company has the ability to amend and reissue the consolidated financial statements.
The consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these Notes, U.S. dollar amounts are presented in millions, except for share and per share (or American Depository Shares (“ADS”)) amounts and as otherwise indicated.
In these Notes to the consolidated financial statements, prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar assets (see Note 10). In addition, the Italy Joint Venture was classified as a discontinued operation during the year, resulting in the reclassification of share of profit / (loss) of the Italy Joint Venture to ‘Profit / (loss) after tax from discontinued operations’ for the current and comparative periods.